Document and Entity Information	Jul. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2025
Entity File Number	001-41072
Entity Registrant Name	IREN LIMITED
Entity Central Index Key	0001878848
Entity Incorporation, State or Country Code	C3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Level 6, 55 Market Street
Entity Address, City or Town	Sydney
Entity Address, Country	AU
Entity Address, Postal Zip Code	NSW 2000
City Area Code	61 2
Local Phone Number	7906 8301
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	IREN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false